Investments in Entities and its Valuations (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Summary of Investment Holdings [Line Items]
Total, net		$ 75,547
Jiaxing Yitou Shangma Investments Limited Partnership Company [Member]
Summary of Investment Holdings [Line Items]
Total, net		$ 75,547